Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) to our principal executive officers (“PEOs”) and our non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance of the Company. Also as required by the SEC, this section compares CAP to various measures used to gauge performance at the Company. Accordingly, the table below includes the following “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K: Revenue. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay and the Compensation Committee did not consider the disclosure below in making its pay decisions for any of the years shown. For information on our executive compensation program and the Compensation Committee’s approach, refer to the above Narrative Disclosure to Summary Compensation Table and Outstanding Equity Awards at Fiscal Year-End table.
Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mr. Francis(1) ($)	Summary Compensation Table Total for Mr. Beals(1) ($)	CAP to Mr. Francis(2) ($)	CAP to Mr. Beals(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average CAP to Non-PEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Net Income (Loss) (millions)(6) ($)
2024	7,509,027	N/A	12,875,782(7)	N/A	599,267	634,857(7)	$23.08	$12.2
2023	1,162,045	N/A	1,153,035(7)	N/A	1,593,985	1,186,043(7)	$12.04	$(15.7)
2022	263,058	2,136,675	(2,043)	(4,133,509)	743,179	(3,158,242)	$16.89	$(82.7)

1.
The dollar amounts reported are total compensation reported for Messrs. Francis (our Chairperson of the Board and Principal Executive Officer since November 7, 2022) and Beals (our former Chief Executive Officer and former Principal Executive Officer from January 1, 2022 through November 7, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.

2.
The dollar amounts reported represent CAP to Messrs. Francis and Beals as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Francis and Beals during the applicable year adjusted in accordance with the requirements of Item 402(v) of Regulation S-K.

3.
The dollar amounts reported represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Brian Camire, General Counsel, Susan Echard. Chief Financial Officer and Duncan Grazier, Chief Technology Officer; and (ii) for 2023, Brian Camire, General Counsel and Duncan Grazier, Chief Technology Officer; and (iii) for 2022, Arden Lee, Chief Financial Officer; Messrs. Camire and Grazier; Juanjo Feijoo, former Chief Operating Officer and Justin Dean, former Chief Technology Officer and Chief Information Officer.

4.
The dollar amounts reported represent the average amount of CAP to Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to Non-PEO NEOs during the applicable year adjusted in accordance with the requirements of Item 402(v) of Regulation S-K.

5.
The dollar amounts reported represent the cumulative Total Shareholder Return (“TSR”) on a fixed investment of $100 in the Company’s Class A Common Stock, including the cumulative amount of dividends, for the measurement period assuming dividend reinvestment. For this year’s disclosure, the Company has updated the start date of the measurement period from the Closing Date of the Business Combination to December 31, 2021 to align with the Company’s fiscal year and standard market practice. As a result, TSR values for 2022 and 2023 presented in this year’s table may differ from the TSR values shown for those years in the prior year’s Pay Versus Performance disclosure. The Company believes this change enhances comparability going forward and will apply this methodology consistently in future disclosures.

6.	The dollar amounts for Net Income (Loss) reported represent the amount reflected in the Company’s audited financial statements for the applicable year.
7.
For fiscal year 2024, the CAP to our PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2024	Non-PEO NEOs (Average) 2024
Summary Compensation Table total	7,509,027	599,267
Less: Grant Date Fair Value of Stock Awards Columns in the Summary Compensation Table for Applicable Fiscal Year*	(4,993,750)	—
± Fair Value at Applicable Fiscal Year-End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End*	10,350,410	—
± Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End*	—	84,081
± Vesting Date Fair Value of Awards Granted in Applicable Fiscal Year that Vested During Applicable Fiscal Year*	—	—
± Change in Fair Value from the end of the Prior Fiscal Year to the Vesting Date of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year*	10,094	56,141
- Fair Value at Prior Year End of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year*	—	(104,632)
Other earnings paid on equity awards prior to the vesting date	—	—
CAP	12,875,782	634,857

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Named Executive Officers, Footnote
1.
The dollar amounts reported are total compensation reported for Messrs. Francis (our Chairperson of the Board and Principal Executive Officer since November 7, 2022) and Beals (our former Chief Executive Officer and former Principal Executive Officer from January 1, 2022 through November 7, 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.

3.
The dollar amounts reported represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Brian Camire, General Counsel, Susan Echard. Chief Financial Officer and Duncan Grazier, Chief Technology Officer; and (ii) for 2023, Brian Camire, General Counsel and Duncan Grazier, Chief Technology Officer; and (iii) for 2022, Arden Lee, Chief Financial Officer; Messrs. Camire and Grazier; Juanjo Feijoo, former Chief Operating Officer and Justin Dean, former Chief Technology Officer and Chief Information Officer.

Adjustment To PEO Compensation, Footnote
7.
For fiscal year 2024, the CAP to our PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2024	Non-PEO NEOs (Average) 2024
Summary Compensation Table total	7,509,027	599,267
Less: Grant Date Fair Value of Stock Awards Columns in the Summary Compensation Table for Applicable Fiscal Year*	(4,993,750)	—
± Fair Value at Applicable Fiscal Year-End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End*	10,350,410	—
± Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End*	—	84,081
± Vesting Date Fair Value of Awards Granted in Applicable Fiscal Year that Vested During Applicable Fiscal Year*	—	—
± Change in Fair Value from the end of the Prior Fiscal Year to the Vesting Date of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year*	10,094	56,141
- Fair Value at Prior Year End of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year*	—	(104,632)
Other earnings paid on equity awards prior to the vesting date	—	—
CAP	12,875,782	634,857

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 599,267	$ 1,593,985	$ 743,179
Non-PEO NEO Average Compensation Actually Paid Amount			$ 634,857	1,186,043	(3,158,242)
Adjustment to Non-PEO NEO Compensation Footnote
7.
For fiscal year 2024, the CAP to our PEO and the average CAP to the Non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	Mr. Francis (PEO) 2024	Non-PEO NEOs (Average) 2024
Summary Compensation Table total	7,509,027	599,267
Less: Grant Date Fair Value of Stock Awards Columns in the Summary Compensation Table for Applicable Fiscal Year*	(4,993,750)	—
± Fair Value at Applicable Fiscal Year-End of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End*	10,350,410	—
± Change in Fair Value from the end of the Prior Fiscal Year to the end of the Applicable Fiscal Year of Awards Granted during Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End*	—	84,081
± Vesting Date Fair Value of Awards Granted in Applicable Fiscal Year that Vested During Applicable Fiscal Year*	—	—
± Change in Fair Value from the end of the Prior Fiscal Year to the Vesting Date of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year*	10,094	56,141
- Fair Value at Prior Year End of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year*	—	(104,632)
Other earnings paid on equity awards prior to the vesting date	—	—
CAP	12,875,782	634,857

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return			The graph below illustrates the relationship between CAP to our PEOs and CAP to our Non-PEO NEOs.
Compensation Actually Paid vs. Net Income			The graph below illustrates the relationship between Net (loss) Income and PEO CAP and Average Non-PEO NEOs CAP.
Total Shareholder Return Amount			$ 23.08	$ 12.04	16.89
PEO Name	Francis	Beals	Francis	Francis
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 12,200,000	$ (15,700,000)	(82,700,000)
Mr. Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,509,027	1,162,045	263,058
PEO Actually Paid Compensation Amount			12,875,782	$ 1,153,035	(2,043)
Mr. Beals [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,136,675
PEO Actually Paid Compensation Amount					$ (4,133,509)
PEO | Mr. Francis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,993,750)
PEO | Mr. Francis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,350,410
PEO | Mr. Francis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Francis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Francis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,094
PEO | Mr. Francis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Francis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			84,081
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,141
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(104,632)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0